PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 1,002,841	$ 1,347,361
Prepaid expenses and other assets	312,387	186,181
Amount due from related parties	5,224	2,235
Total current assets	1,710,713	1,720,713
Non-current assets
Prepaid expenses and other assets	69,065	46,297
Total non-current assets	481,956	267,567
TOTAL ASSETS	2,192,669	1,988,280
Current liabilities
Accrued expenses and other payables	636,880	285,248
Amount due to related parties	46,025	36,790
Total current liabilities	1,186,493	637,705
Non-current liabilities
Total non-current liabilities	1,245,631	875,444
Total liabilities	2,432,124	1,513,149
Shareholders' equity
Additional paid-in capital	1,809,232	1,564,656
Accumulated other comprehensive income	15,199	10,701
Statutory reserves	46	46
Accumulated deficit	(2,067,786)	(1,106,545)
Total shareholders' equity (deficit)	(239,455)	475,131	$ (125,650)	$ 73,698
Total liabilities and shareholders' equity (deficit)	2,192,669	1,988,280
Class A ordinary shares
Shareholders' equity
Ordinary shares	94	91
Class B ordinary shares
Shareholders' equity
Ordinary shares	76	76
Parent Company
Current assets
Cash and cash equivalents	519,107	1,045,496	$ 67,910	$ 21,564
Prepaid expenses and other assets	24,329	25,293
Amount due from related parties	2,052,292	1,005,190
Total current assets	2,595,728	2,075,979
Non-current assets
Prepaid expenses and other assets	0	2,000
Total non-current assets	0	2,000
TOTAL ASSETS	2,595,728	2,077,979
Current liabilities
Accrued expenses and other payables	8,467	33,394
Amounts due to subsidiaries	41,638	41,171
Amount due to related parties	0	4,153
Total current liabilities	50,105	78,718
Non-current liabilities
Loss in excess of investments	1,726,966	803,286
Convertible notes	1,061,796	726,950
Total non-current liabilities	2,788,762	1,530,236
Total liabilities	2,838,867	1,608,954
Shareholders' equity
Additional paid-in capital	1,809,232	1,564,656
Accumulated other comprehensive income	15,199	10,701
Statutory reserves	46	46
Accumulated deficit	(2,067,786)	(1,106,545)
Total shareholders' equity (deficit)	(243,139)	469,025
Total liabilities and shareholders' equity (deficit)	2,595,728	2,077,979
Parent Company | Class A ordinary shares
Shareholders' equity
Ordinary shares	94	91
Parent Company | Class B ordinary shares
Shareholders' equity
Ordinary shares	$ 76	$ 76